Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies
Commitments and Contingencies

16. Commitments and Contingencies

The Group had the following capital commitments:

December 31,
2024
(in US$’000)
Property, plant and equipment
Contracted but not provided for	3,058

The Group does not have any other significant commitments or contingencies.